John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 3/31/2022

Fund’s investments
As of 3-31-22 (unaudited)
	Shares	Value
Common stocks 112.8% (97.1% of Total investments)		$822,989,767
(Cost $455,079,478)
Financials 112.1%		818,130,900
Banks 92.4%
1st Source Corp.	121,706	5,628,903
American Business Bank (A)	74,896	3,113,427
American National Bankshares, Inc.	85,338	3,215,536
American Riviera Bancorp (A)	200,863	4,133,761
Ameris Bancorp	266,062	11,674,801
Atlantic Union Bankshares Corp.	219,949	8,069,929
Avidbank Holdings, Inc. (A)	200,000	5,170,000
Bank of America Corp. (B)(C)	409,620	16,884,536
Bank of Marin Bancorp	167,891	5,887,937
Bank7 Corp.	77,220	1,823,936
Bar Harbor Bankshares	144,017	4,121,767
BayCom Corp.	175,855	3,828,363
Bremer Financial Corp. (D)(E)	41,667	4,359,530
Business First Bancshares, Inc.	158,286	3,851,098
C&F Financial Corp.	25,073	1,256,408
California BanCorp (A)	121,815	2,802,963
Cambridge Bancorp	78,431	6,666,635
Camden National Corp.	68,551	3,224,639
CB Financial Services, Inc.	54,602	1,285,877
Central Pacific Financial Corp.	134,081	3,740,860
Central Valley Community Bancorp	127,261	2,971,544
Centric Financial Corp. (A)	289,240	2,849,014
Citizens Community Bancorp, Inc.	169,116	2,555,343
Citizens Financial Group, Inc.	340,789	15,447,965
Civista Bancshares, Inc.	183,001	4,410,324
Coastal Financial Corp. (A)	134,013	6,131,095
Codorus Valley Bancorp, Inc.	92,622	2,037,684
Colony Bankcorp, Inc.	86,996	1,624,215
Columbia Banking System, Inc.	66,697	2,152,312
Comerica, Inc.	167,706	15,165,654
Communities First Financial Corp. (A)	115,523	6,902,499
ConnectOne Bancorp, Inc.	85,763	2,745,274
Cullen/Frost Bankers, Inc. (B)(C)	101,941	14,109,654
CVB Financial Corp. (B)(C)	192,862	4,476,327
Eagle Bancorp Montana, Inc.	127,715	2,851,876
East West Bancorp, Inc.	43,408	3,430,100
Equity Bancshares, Inc., Class A	148,933	4,812,025
Evans Bancorp, Inc.	69,760	2,650,880
Farmers & Merchants Bancorp, Inc.	114,822	4,150,815
Farmers National Banc Corp.	149,103	2,543,697
Fifth Third Bancorp	390,495	16,806,905
First Business Financial Services, Inc.	91,858	3,013,861
First Community Corp.	132,912	2,817,734
First Financial Bancorp	403,431	9,299,085
First Horizon Corp.	288,112	6,767,751
First Interstate BancSystem, Inc., Class A	175,848	6,465,931
First Merchants Corp.	114,010	4,742,816
First Mid Bancshares, Inc.	76,166	2,931,629
First Northwest Bancorp	75,171	1,660,527
First Reliance Bancshares, Inc. (A)(F)	426,454	4,200,572
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Flushing Financial Corp.	119,947	$2,680,815
German American Bancorp, Inc.	125,538	4,769,189
Glacier Bancorp, Inc. (B)(C)	66,564	3,346,838
Great Southern Bancorp, Inc.	40,257	2,375,566
Hancock Whitney Corp.	238,868	12,456,966
HBT Financial, Inc.	199,367	3,624,492
Heritage Commerce Corp.	519,533	5,844,746
Horizon Bancorp, Inc.	438,980	8,195,757
Huntington Bancshares, Inc. (B)(C)	1,168,601	17,084,947
InBankshares Corp. (A)	207,676	1,993,690
Independent Bank Corp. (Massachusetts) (B)(C)	79,360	6,482,918
Independent Bank Corp. (Michigan)	163,971	3,607,362
JPMorgan Chase & Co. (B)(C)	100,408	13,687,619
KeyCorp (B)(C)	693,596	15,522,682
Landmark Bancorp, Inc.	53,439	1,407,049
Level One Bancorp, Inc.	81,429	3,251,460
Limestone Bancorp, Inc.	41,589	867,547
Live Oak Bancshares, Inc. (B)(C)	100,017	5,089,865
M&T Bank Corp. (B)(C)	98,700	16,729,650
Metrocity Bankshares, Inc.	65,263	1,532,375
Mid Penn Bancorp, Inc.	64,256	1,722,703
MidWestOne Financial Group, Inc.	133,914	4,432,553
NBT Bancorp, Inc.	101,770	3,676,950
Nicolet Bankshares, Inc. (A)	95,864	8,969,994
Northrim BanCorp, Inc.	97,720	4,257,660
Ohio Valley Banc Corp.	41,435	1,251,337
Old National Bancorp	364,040	5,962,975
Old Second Bancorp, Inc.	318,549	4,622,146
Orange County Bancorp, Inc.	43,740	1,750,037
Pacific Premier Bancorp, Inc.	285,177	10,081,007
PacWest Bancorp (B)(C)	183,961	7,934,238
Pinnacle Financial Partners, Inc.	126,415	11,640,293
Plumas Bancorp (C)	53,328	2,031,797
Popular, Inc.	142,766	11,669,693
Prime Meridian Holding Company	125,087	3,377,349
Private Bancorp of America, Inc. (A)	118,082	3,483,419
QCR Holdings, Inc.	76,319	4,318,892
Red River Bancshares, Inc.	52,471	2,776,241
Regions Financial Corp.	634,883	14,132,496
Renasant Corp.	146,291	4,893,434
SB Financial Group, Inc.	260,087	5,178,332
Shore Bancshares, Inc.	209,035	4,281,037
Sierra Bancorp	104,579	2,612,383
South Atlantic Bancshares, Inc. (A)	289,568	4,627,297
Southern California Bancorp (A)	123,856	1,907,382
Southern First Bancshares, Inc. (A)	131,586	6,689,832
SouthState Corp. (B)(C)	105,813	8,633,283
Stock Yards Bancorp, Inc.	94,346	4,990,903
Synovus Financial Corp.	230,856	11,311,944
The Community Financial Corp.	89,596	3,583,840
The First Bancorp, Inc.	245,664	7,389,573
The First Bancshares, Inc.	210,000	7,068,600
The PNC Financial Services Group, Inc. (C)	82,262	15,173,226
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Third Coast Bancshares, Inc. (A)	75,223	$1,737,651
TriCo Bancshares	204,465	8,184,734
Truist Financial Corp. (B)(C)	266,891	15,132,720
U.S. Bancorp	280,111	14,887,900
Umpqua Holdings Corp.	257,141	4,849,679
United BanCorp of Alabama, Inc., Class A	170,487	4,944,123
United Bankshares, Inc. (B)(C)	136,598	4,764,538
Univest Financial Corp.	136,945	3,664,648
Washington Trust Bancorp, Inc.	112,988	5,931,870
WTB Financial Corp., Class B (B)(C)	6,902	2,650,368
Zions Bancorp NA (B)(C)	257,366	16,872,915
Capital markets 10.2%
Ares Management Corp., Class A (B)(C)	195,864	15,910,033
Brookfield Asset Management, Inc., Class A (B)(C)	95,834	5,421,329
Invesco, Ltd. (C)	114,189	2,633,198
KKR & Company, Inc.	240,867	14,083,493
Oaktree Specialty Lending Corp.	873,464	6,437,430
Onex Corp.	124,888	8,369,489
Sixth Street Specialty Lending, Inc.	178,694	4,161,783
The Blackstone Group, Inc.	140,678	17,857,665
Consumer finance 0.9%
Discover Financial Services	57,696	6,357,522
Diversified financial services 1.8%
Equitable Holdings, Inc.	145,837	4,507,822
Eurazeo SE	102,323	8,602,645
Insurance 0.7%
Assured Guaranty, Ltd.	82,048	5,223,176
Thrifts and mortgage finance 6.1%
ESSA Bancorp, Inc.	79,039	1,418,750
OP Bancorp	170,717	2,364,430
Premier Financial Corp.	424,815	12,884,639
Provident Financial Holdings, Inc.	106,084	1,754,629
Riverview Bancorp, Inc.	219,730	1,658,962
Southern Missouri Bancorp, Inc.	105,980	5,293,701
Territorial Bancorp, Inc.	25,795	619,080
Timberland Bancorp, Inc.	107,082	2,892,285
Westbury Bancorp, Inc. (A)	104,057	3,453,652
WSFS Financial Corp.	260,696	12,153,648
Real estate 0.7%		4,858,867
Equity real estate investment trusts 0.7%

Plymouth Industrial REIT, Inc.	179,294	4,858,867
Preferred securities 3.3% (2.9% of Total investments)		$24,268,396
(Cost $24,498,200)
Financials 3.0%		22,041,774
Banks 2.6%
Atlantic Union Bankshares Corp., 6.875%	57,500	1,495,575
CNB Financial Corp., 7.125%	60,000	1,566,000
First Business Financial Services, Inc. (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (G)	4,000	4,000,000
Level One Bancorp, Inc., 7.500%	50,000	1,311,000
Northpointe Bancshares, Inc. (8.250% to 12-30-25, then SOFR + 7.990%) (A)(G)	160,000	4,068,000
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Pinnacle Financial Partners, Inc., 6.750%	71,825	$1,891,871
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,986,109
United Community Banks, Inc., 6.875%	57,500	1,486,375
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%) (B)(C)	50,000	1,353,000
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	121,425	2,883,844
Real estate 0.3%		2,226,622
Equity real estate investment trusts 0.3%
Sotherly Hotels, Inc., 8.000% (A)	50,424	933,348
Sotherly Hotels, Inc., 8.250% (A)	67,358	1,293,274

	Rate (%)	Maturity date	Par value^	Value
Certificate of deposit 0.0% (0.0% of Total investments)				$80,427
(Cost $80,427)
Country Bank for Savings	1.140	08-29-22	2,104	2,104
East Boston Savings Bank	0.150	11-01-23	1,938	1,938
Eastern Savings Bank FSB	0.200	04-24-23	1,962	1,962
First Bank Richmond NA	1.250	12-05-22	21,642	21,642
First Federal of Northern Michigan	0.250	01-09-23	3,057	3,057
First National Bank	0.400	06-17-22	1,360	1,360
First Savings Bank of Percaise	0.600	04-05-23	5,138	5,138
Home National Bank	0.200	11-04-22	18,927	18,927
Hudson United Bank	0.800	04-24-23	2,260	2,260
Machias Savings Bank	0.150	05-31-22	2,016	2,016
Milford Federal Bank	0.100	04-28-22	2,063	2,063
Mt. McKinley Bank	0.500	12-02-22	1,734	1,734
MutualOne Bank	0.500	09-11-23	4,265	4,265
Newburyport Five Cents Savings Bank	0.700	10-19-22	2,152	2,152
Newtown Savings Bank	0.250	06-01-22	1,991	1,991
Rosedale Federal Savings & Loan Association	0.500	06-01-22	2,050	2,050
Salem Five Bancorp	0.250	12-19-22	1,748	1,748
Sunshine Federal Savings and Loan Association	0.500	05-10-23	2,087	2,087
The Milford Bank	0.250	06-12-23	1,933	1,933

Total investments (Cost $479,658,105) 116.1%	$847,338,590
Other assets and liabilities, net (16.1%)	(117,684,338)
Total net assets 100.0%	$729,654,252

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-22 was $129,458,709. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $109,936,223.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.790%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Aug 2022	—	$(21,058)	$(21,058)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	1,302,948	1,302,948
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	2,325,756	2,325,756
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	2,435,953	2,435,953
								—	$6,043,599	$6,043,599

(a)	At 3-31-22, the 3 month LIBOR was 0.962%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$674,071,539	$669,712,009	—	$4,359,530
Capital markets	74,874,420	74,874,420	—	—
Consumer finance	6,357,522	6,357,522	—	—
Diversified financial services	13,110,467	4,507,822	$8,602,645	—
Insurance	5,223,176	5,223,176	—	—
Thrifts and mortgage finance	44,493,776	44,493,776	—	—
Real estate
Equity real estate investment trusts	4,858,867	4,858,867	—	—
Preferred securities
Financials
Banks	19,157,930	11,089,930	8,068,000	—
Mortgage real estate investment trusts	2,883,844	2,883,844	—	—
Real estate
Equity real estate investment trusts	2,226,622	2,226,622	—	—
8	|

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Certificate of deposit	$80,427	—	$80,427	—
Total investments in securities	$847,338,590	$826,227,988	$16,751,072	$4,359,530
Derivatives:
Assets
Swap contracts	$6,064,657	—	$6,064,657	—
Liabilities
Swap contracts	(21,058)	—	(21,058)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.6%	$4,359,530
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended March 31, 2022, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$4,349,831	—	—	—	$(149,259)	—	—	$4,200,572
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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